BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND MATERIAL ACCOUNTING POLICIES:

 The Company’s condensed consolidated interim financial statements for the six months ended June 30, 2025 (the "Condensed Consolidated Interim Financial Statements"), have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2024, and their accompanying notes, which have been prepared in accordance with IFRS® Accounting Standarts as issued by the International Accounting Standarts Board ("IASB"). The results of operations for the six months ended June 30, 2025, are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2024.

The Company's annual financial statements as of December 31, 2024 included information regarding new international financial reporting standards and amendments to existing standards that are not yet mandatory and have not been early adopted by the Company. As of the date of approval of these condensed interim financial statements, there are no new standards or amendments to existing standards that are relevant to the Company that were not disclosed in the Company's annual financial statements as of December 31, 2024.